SCHEDULE OF FIXED ASSETS (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment [Abstract]
Land	$ 324,293	$ 324,293
Buildings	6,624,549	5,495,150
Machinery and equipment	11,210,985	12,293,112
Autos and trucks	208,771	307,227
Fixed assets,gross	18,368,598	18,419,782
Accumulated depreciation	(5,067,353)	(3,376,067)
Fixed assets, net	$ 13,301,245	$ 15,043,715